RELATED PARTY TRANSACTIONS - Assets with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Cash and cash equivalents (Note 4)	Rp 22,173	Rp 24,902
% of cash and cash equivalents on total assets	7.74%	9.06%
Other current financial assets (Note 5)	Rp 800	Rp 400
% of other current financial assets on total assets	0.28%	0.15%
Trade receivables - net (Note 6)	Rp 2,357	Rp 2,009
% of trade receivables on total assets	0.82%	0.73%
Contract assets	Rp 619	Rp 594
% of contract assets on total assets	0.21%	0.22%
Other current asset	Rp 6,024	Rp 5,191
% of other current asset on total assets	2.10%	1.88%
Other non-current asset	Rp 1,993	Rp 1,307
% of other non-current asset on total assets	0.69%	0.48%
Entities under common control
Transactions with related parties
Contract assets	Rp 581	Rp 568
% of contract assets on total assets	0.20%	0.21%
Other current asset	Rp 6,006	Rp 5,189
% of other current asset on total assets	2.09%	1.88%
Government agencies
Transactions with related parties
Contract assets	Rp 293	Rp 295
% of contract assets on total assets	0.10%	0.11%
MoCI
Transactions with related parties
Other current asset	Rp 5,971	Rp 5,093
% of other current asset on total assets	2.08%	1.85%
Other non-current asset	Rp 1,987	Rp 1,291
% of other non-current asset on total assets	0.69%	0.47%
Others, (each below Rp100 billion)
Transactions with related parties
Contract assets	Rp 288	Rp 273
% of contract assets on total assets	0.10%	0.10%
Others
Transactions with related parties
Other current asset	Rp 35	Rp 96
% of other current asset on total assets	0.01%	0.03%
Other non-current asset	Rp 6	Rp 16
% of other non-current asset on total assets	0.00%	0.01%
Others related entities
Transactions with related parties
Contract assets	Rp 1	Rp 1
% of contract assets on total assets	0.00%	0.00%
Other current asset	Rp 16
% of other current asset on total assets	0.01%
Associated companies
Transactions with related parties
Contract assets	Rp 1	Rp 1
% of contract assets on total assets	0.00%	0.00%
Other current asset	Rp 2	Rp 2
% of other current asset on total assets	0.00%	0.00%
Ministry of Finance
Transactions with related parties
Contract assets	Rp 36	Rp 24
% of contract assets on total assets	0.01%	0.01%